Nature of Operations	12 Months Ended
Dec. 31, 2023
Disclosure Of Nature Of Operations [Abstract]
Nature of Operations

1. Nature of Operations
SilverCrest Metals Inc. (the "Company" or "SilverCrest") is a corporation governed by the Business Corporations Act (British Columbia). The Company’s corporate office and principal address is located at 501-570 Granville Street, Vancouver, British Columbia, Canada, V6C 3P1. The Company’s registered office is 19th Floor, 885 West Georgia Street, Vancouver, BC, Canada, V6C 3H4. SilverCrest shares trade on the Toronto Stock Exchange under the symbol SILV and the NYSE-American under the symbol SILV.
SilverCrest engages in silver and gold mining and related activities, including exploration and mine development from its Las Chispas mine located in Sonora, Mexico.